Consolidated Statements of Profit or Loss and Other Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Profit or loss [abstract]
Revenues	$ 1,972		$ 1,347
Cost of goods sold	(1,267)		(322)
Gross profit	705		1,025
Research and development expenses	781	1,474	2,803
Sales and marketing	397
General and administrative expenses	2,494	3,339	6,509
Operating loss	2,967	4,813	8,287
Company’s share of losses of companies accounted for at equity, net	99	41	109
Finance income	(1,024)		(7,832)
Finance expenses	877	905	2,014
Loss before income taxes	2,919	5,759	2,578
Taxes on income	13		14
Total comprehensive loss	2,932	5,759	2,592
Attributable to:
Equity holders of the Company	2,880	5,759	2,592
Non-controlling interests	52
Profit loss	$ 2,932	$ 5,759	$ 2,592
Basic loss per share attributable to equity holders of the Company:
Loss from operations (in Dollars per share)	$ 10.85	$ 46.8	$ 14.82
Diluted loss per share attributable to equity holders of the Company:
Loss from operations (in Dollars per share)	$ 10.85	$ 46.8	$ 14.82